Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS:
Cash And Cash Equivalents	$ 7,629,771	$ 7,903,950
Certificates Of Deposit With Other Banks	2,100,395	1,728,567
Investment And Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $343,421,858 and $333,387,779 at March 31, 2012 and 2011, Respectively)	431,003,452	354,916,216
Held To Maturity: (Fair Value of $69,965,869 and $34,122,925 at March 31, 2012 and 2011, Respectively)	0	76,072,262
Total Investments And Mortgage-Backed Securities	431,003,452	430,988,478
Loans Receivable, Net:
Held For Sale	1,234,158	4,770,760
Held For Investment: (Net of Allowance of $14,615,198 and $12,501,800 at March 31, 2012 and 2011, Respectively)	357,682,507	392,935,060
Total Loans Receivable, Net	358,916,665	397,705,820
Accrued Interest Receivable:
Loans	1,031,747	1,242,072
Mortgage-Backed Securities	732,100	901,423
Investment Securities	1,393,156	1,131,262
Total Accrued Interest Receivable	3,157,003	3,274,757
Premises And Equipment, Net	17,243,390	17,917,897
FHLB Stock, At Cost	5,016,600	6,178,700
Real Estate Owned	3,947,226	6,754,425
Bank Owned Life Insurance	11,474,305	11,151,305
Intangible Assets, Net	11,970	61,974
Goodwill	1,199,754	1,199,754
Other Assets	7,547,528	5,488,960
Total Assets	849,248,059	890,354,587
Liabilities:
Deposit Accounts	658,696,772	676,338,653
Advances From FHLB	87,740,058	105,257,182
Other Borrowings	8,002,739	9,317,244
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes And Insurance	255,364	189,424
Senior Convertible Debentures	6,084,000	6,084,000
Other Liabilities	5,324,046	5,420,600
Total Liabilities	771,257,979	807,762,103
Commitments (Notes 5 and 19)
Shareholders' Equity:
Serial Preferred Stock, $.01 Par Value; Authorized 200,000 Shares; Issued And Outstanding, 22,000 At March 31, 2012 And 2011, Respectively	22,000,000	22,000,000
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	31,449	31,449
Warrant Issued In Conjunction With Serial Preferred Stock	0	400,000
Additional Paid-In Capital	11,978,137	11,630,717
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Accumulated Other Comprehensive Income	472,406	7,431,310
Retained Earnings	47,838,800	45,429,720
Total Shareholders' Equity	77,990,080	82,592,484
Total Liabilities And Shareholders' Equity	$ 849,248,059	$ 890,354,587